Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income before income taxes

($ in millions)
For the year ended December 31:	2025	2024	2023
Income/(loss) from continuing operations before income taxes
U.S. operations (1)	$(236)	$(3,405)	$(227)
Non-U.S. operations	10,564	9,202	8,917
Total income from continuing operations before income taxes	$10,328	$5,797	$8,690
(1)2024 includes the impact of a pension settlement charge of $2.7 billion. Refer to note U, “Retirement-Related Benefits,” for additional information.

Components of the provision for income taxes by geographic operations and taxing jurisdiction
The components of the income from continuing operations provision for/(benefit from) income taxes by taxing jurisdiction were as follows:

($ in millions)
For the year ended December 31:	2025	2024	2023
U.S. federal
Current	$(1,722)	$(335)	$560
Deferred	(119)	(2,204)	(1,371)
	$(1,842)	$(2,539)	$(811)
U.S. state and local
Current	$135	$152	$127
Deferred	(130)	(335)	(162)
	$5	$(183)	$(34)
Non-U.S.
Current	$2,303	$2,301	$1,594
Deferred	(708)	203	428
	$1,595	$2,504	$2,022
Total continuing operations provision for/(benefit from) income taxes	$(242)	$(218)	$1,176
Discontinued operations provision for/(benefit from) income taxes	$(20)	$6	$(9)
Total provision for/(benefit from) income taxes	$(262)	$(212)	$1,167

Effective income tax rate reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations was as follows:

(in $ millions)
	2025
For the year ended December 31:	Amount	Percentage
U.S. federal statutory tax rate	$2,169	21%
State and local income taxes, net of federal income tax effect (1)	(130)	(1)
Foreign tax effects
Ireland
Statutory tax rate difference	(310)	(3)
Other	70	1
Singapore
Local taxes at a rate different than the statutory rate	(185)	(2)
Other	55	1
Brazil	203	2
Other foreign jurisdictions	656	6
Effect of changes in tax laws or rates enacted in the current period	308	3
Effect of cross-border tax laws
Current GILTI	427	4
Deferred GILTI	168	2
Foreign tax credits	(285)	(3)
Other	(22)	—
Tax credits
R&D	(265)	(3)
Changes in valuation allowances	(77)	(1)
Non-taxable or non-deductible items
Stock-based compensation	(217)	(2)
Other	(83)	(1)
Changes in unrecognized tax benefits	(2,754)	(27)
Other adjustments	33	—
Effective tax rate	$(242)	(2)%

For the year ended December 31:	2024	2023
Statutory rate	21%	21%
Tax differential on foreign income (2)	(13)	(3)
Domestic incentives (2)	(7)	(5)
State and local (2)	(2)	0
Other (2)	(3)	1
Effective tax rate	(4)%	14%
(1)Alabama, California, New Jersey, New York and Pennsylvania made up the majority (greater than 50 percent) of the tax effect in this category.
(2)2024 includes the impacts of pension settlement charges on tax differential on foreign income, domestic incentives, state and local, and other of (4) points, (3) points, (2) points, and (1) point, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.
Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities
Deferred Tax Assets

($ in millions)
At December 31:	2025	2024
Retirement benefits	$1,691	$1,898
Leases	1,224	1,157
Share-based and other compensation	888	796
Tax losses/credits	3,923	3,615
Deferred income	797	790
Bad debt, inventory and warranty reserves	207	198
Depreciation	243	238
Accruals	418	395
Intangible assets	3,341	2,482
Capitalized R&D	4,426	4,185
Hedging	270	—
Other	994	784
Gross deferred tax assets	18,422	16,537
Less: valuation allowance	1,143	1,223
Net deferred tax assets	$17,279	$15,314
Deferred Tax Liabilities

($ in millions)
At December 31:	2025	2024
Goodwill and intangible assets	$3,305	$3,147
GILTI deferred taxes	1,606	1,200
Leases and right-of-use assets	1,578	1,483
Depreciation	548	438
Retirement benefits	1,473	1,478
Undistributed foreign earnings	321	211
Hedging	—	448
Other	620	746
Gross deferred tax liabilities	$9,450	$9,151

Reconciliation of unrecognized tax benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

($ in millions)
	2025	2024	2023
Balance at January 1	$8,875	$8,772	$8,728
Additions based on tax positions related to the current year	316	667	296
Additions for tax positions of prior years	402	452	231
Reductions for tax positions of prior years	(2,843)	(955)	(457)
Settlements	(95)	(61)	(26)
Balance at December 31	$6,655	$8,875	$8,772

Income taxes paid
Cash paid for income taxes, net of refunds received, by jurisdiction for the year ended December 31, 2025 was as follows:

($ in millions)
For the year ended December 31:	2025
U.S. federal	$218
U.S. state and local	92
Non-U.S.
Brazil	197
Japan	154
Singapore	113
All other non-U.S.	1,174
Income taxes paid—net of refunds received	$1,948